Quarterly Holdings Report
for
Fidelity® Series Intrinsic Opportunities Fund
October 31, 2023
O2T-NPRT1-1223
1.951017.110
Common Stocks - 98.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.8%
Entertainment - 0.4%
International Games Systems Co. Ltd.	140,000	2,696,411
Warner Bros Discovery, Inc. (a)	894,700	8,893,318
		11,589,729
Interactive Media & Services - 0.4%
Cars.com, Inc. (a)	647,400	9,859,902
Media - 1.0%
Comcast Corp. Class A	259,400	10,710,626
Nexstar Broadcasting Group, Inc. Class A	40,600	5,687,248
Pico Far East Holdings Ltd.	10,600,000	1,858,805
Reach PLC	2,397,800	2,223,692
Thryv Holdings, Inc. (a)	225,159	3,924,521
		24,404,892
TOTAL COMMUNICATION SERVICES		45,854,523
CONSUMER DISCRETIONARY - 12.4%
Automobile Components - 2.6%
Adient PLC (a)	703,800	23,711,022
Brembo SpA	25,000	268,493
Cie Automotive SA	274,100	6,978,007
DaikyoNishikawa Corp.	303,553	1,518,441
Lear Corp.	95,900	12,443,984
Patrick Industries, Inc.	274,000	20,591,100
		65,511,047
Automobiles - 0.4%
Harley-Davidson, Inc.	357,007	9,585,638
Broadline Retail - 1.2%
B&M European Value Retail SA	1,098,363	7,059,508
Big Lots, Inc. (b)	406,500	1,853,640
Europris ASA (c)	616,426	3,490,208
Kohl's Corp. (b)	115,580	2,606,329
Macy's, Inc. (b)	112,700	1,372,686
Next PLC	153,200	12,818,486
		29,200,857
Distributors - 0.1%
Autohellas SA	237,000	3,189,791
Diversified Consumer Services - 0.4%
H&R Block, Inc.	244,100	10,020,305
Hotels, Restaurants & Leisure - 0.3%
Brinker International, Inc. (a)	229,200	7,774,464
Household Durables - 1.6%
Ace Bed Co. Ltd.	84,328	1,553,001
D.R. Horton, Inc.	36,000	3,758,400
Helen of Troy Ltd. (a)(b)	193,100	18,985,592
Tempur Sealy International, Inc.	304,900	12,174,657
TopBuild Corp. (a)	21,000	4,803,960
		41,275,610
Specialty Retail - 3.7%
Academy Sports & Outdoors, Inc.	160,600	7,201,304
Arcland Sakamoto Co. Ltd.	525,000	5,623,576
AutoZone, Inc. (a)	5,700	14,119,641
Dick's Sporting Goods, Inc.	190,600	20,384,670
Foot Locker, Inc. (b)	241,913	5,077,754
JD Sports Fashion PLC	4,807,700	7,450,487
Jumbo SA	184,600	4,855,786
Maisons du Monde SA (c)	251,500	1,262,968
Mr. Bricolage SA (a)	154,321	1,306,296
Sally Beauty Holdings, Inc. (a)	725,200	6,164,200
Sportsman's Warehouse Holdings, Inc. (a)	289,100	1,471,519
The Hour Glass Ltd.	1,753,400	2,132,088
Valvoline, Inc.	233,300	6,922,011
Williams-Sonoma, Inc. (b)	61,000	9,164,640
		93,136,940
Textiles, Apparel & Luxury Goods - 2.1%
Best Pacific International Holdings Ltd.	8,137,822	1,081,684
Crocs, Inc. (a)	93,600	8,360,352
Kontoor Brands, Inc. (b)	389,500	18,092,275
Levi Strauss & Co. Class A (b)	684,300	9,354,381
PVH Corp.	138,100	10,267,735
Wolverine World Wide, Inc.	560,396	4,511,188
		51,667,615
TOTAL CONSUMER DISCRETIONARY		311,362,267
CONSUMER STAPLES - 4.5%
Beverages - 0.0%
Jinro Distillers Co. Ltd.	100,847	1,167,367
Consumer Staples Distribution & Retail - 3.9%
Acomo NV	207,900	4,245,594
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	239,200	13,021,242
BJ's Wholesale Club Holdings, Inc. (a)	307,500	20,946,900
MARR SpA	377,200	4,470,092
Sprouts Farmers Market LLC (a)(b)	1,306,100	54,882,323
		97,566,151
Food Products - 0.2%
Armanino Foods of Distinction (b)	96,300	445,869
Lamb Weston Holdings, Inc.	29,100	2,613,180
LDC SA	8,650	1,134,918
S Foods, Inc.	68,100	1,440,567
		5,634,534
Household Products - 0.0%
Transaction Co. Ltd.	32,500	419,943
Personal Care Products - 0.4%
Sarantis SA	1,069,084	8,879,903
TOTAL CONSUMER STAPLES		113,667,898
ENERGY - 9.8%
Oil, Gas & Consumable Fuels - 9.8%
Antero Resources Corp. (a)	1,376,600	40,527,104
Callon Petroleum Co. (a)	166,500	6,218,775
Chord Energy Corp.	183,500	30,336,220
Civitas Resources, Inc. (b)	198,408	14,965,915
Diamondback Energy, Inc.	192,500	30,861,600
Enterprise Products Partners LP	334,000	8,697,360
Northern Oil & Gas, Inc.	160,400	6,149,736
Ovintiv, Inc. (b)	752,800	36,134,400
Range Resources Corp. (b)	1,062,600	38,083,584
Southwestern Energy Co. (a)	3,004,100	21,419,233
TotalEnergies SE sponsored ADR	201,083	13,392,128
Unit Corp.	4,900	269,843
		247,055,898
FINANCIALS - 17.2%
Banks - 8.3%
Associated Banc-Corp.	993,100	16,098,151
Bar Harbor Bankshares	183,272	4,585,465
Cadence Bank	605,400	12,822,372
Camden National Corp.	44,343	1,293,042
Community Trust Bancorp, Inc.	58,500	2,197,260
East West Bancorp, Inc.	113,100	6,064,422
F & M Bank Corp.	123,343	2,126,433
First Bancorp, Puerto Rico	540,800	7,219,680
First Foundation, Inc.	98,200	445,828
FNB Corp., Pennsylvania	910,900	9,737,521
Greene County Bancorp, Inc. (b)	209,625	4,968,113
Nicolet Bankshares, Inc.	79,800	5,811,036
Plumas Bancorp (b)	132,733	4,532,832
QCR Holdings, Inc.	237,500	11,269,375
Southern Missouri Bancorp, Inc.	148,300	5,998,735
Synovus Financial Corp.	525,000	13,686,750
U.S. Bancorp	195,000	6,216,600
United Community Bank, Inc.	557,400	12,312,966
Washington Trust Bancorp, Inc.	168,900	3,916,791
Webster Financial Corp.	403,700	15,328,489
Wells Fargo & Co.	1,238,200	49,243,214
West Bancorp., Inc.	252,500	4,148,575
Wintrust Financial Corp.	124,900	9,328,781
		209,352,431
Capital Markets - 2.7%
AllianceBernstein Holding LP	133,100	3,823,963
Federated Hermes, Inc.	363,100	11,510,270
Lazard Ltd. Class A	477,600	13,262,952
LPL Financial	44,900	10,080,948
Raymond James Financial, Inc. (b)	222,200	21,206,768
Stifel Financial Corp.	144,900	8,259,300
Van Lanschot Kempen NV (Bearer)	24,700	662,524
		68,806,725
Consumer Finance - 1.5%
Aeon Credit Service (Asia) Co. Ltd.	4,863,940	3,352,472
Discover Financial Services	329,632	27,056,195
OneMain Holdings, Inc.	218,700	7,857,891
		38,266,558
Financial Services - 0.9%
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	41,200	6,120,672
FleetCor Technologies, Inc. (a)	68,000	15,311,560
Zenkoku Hosho Co. Ltd.	42,500	1,359,077
		22,791,309
Insurance - 3.8%
American Financial Group, Inc.	95,400	10,432,944
ASR Nederland NV	106,100	3,951,707
First American Financial Corp.	102,400	5,267,456
NN Group NV	134,358	4,309,181
Primerica, Inc.	30,300	5,792,148
Reinsurance Group of America, Inc.	174,700	26,112,409
Selective Insurance Group, Inc.	169,500	17,646,645
Talanx AG	123,100	7,743,488
Unum Group	276,400	13,515,960
		94,771,938
TOTAL FINANCIALS		433,988,961
HEALTH CARE - 11.8%
Biotechnology - 1.2%
Gilead Sciences, Inc.	244,200	19,179,468
United Therapeutics Corp. (a)	48,100	10,719,566
		29,899,034
Health Care Equipment & Supplies - 0.4%
Envista Holdings Corp. (a)	380,200	8,847,254
InBody Co. Ltd.	27,900	445,973
Value Added Technology Co. Ltd.	55,500	1,192,774
		10,486,001
Health Care Providers & Services - 9.0%
Centene Corp. (a)	423,400	29,206,132
Cigna Group	114,300	35,341,560
CVS Health Corp.	55,100	3,802,451
Elevance Health, Inc.	70,900	31,911,381
Henry Schein, Inc. (a)	81,300	5,282,874
Humana, Inc.	52,400	27,441,356
Laboratory Corp. of America Holdings	87,500	17,476,375
Quest Diagnostics, Inc.	82,600	10,746,260
Sinopharm Group Co. Ltd. (H Shares)	3,877,437	9,272,050
UnitedHealth Group, Inc.	65,100	34,864,956
Universal Health Services, Inc. Class B	174,100	21,917,449
		227,262,844
Life Sciences Tools & Services - 0.7%
ICON PLC (a)	65,500	15,979,380
Pharmaceuticals - 0.5%
Genomma Lab Internacional SA de CV	2,000,000	1,499,806
Jazz Pharmaceuticals PLC (a)	73,500	9,335,970
Sanofi SA	18,500	1,679,915
		12,515,691
TOTAL HEALTH CARE		296,142,950
INDUSTRIALS - 18.5%
Aerospace & Defense - 1.6%
Cadre Holdings, Inc. (b)	793,000	22,243,650
Huntington Ingalls Industries, Inc.	72,500	15,936,950
Leonardo DRS, Inc. (a)	88,400	1,685,788
		39,866,388
Air Freight & Logistics - 0.2%
Compania de Distribucion Integral Logista Holdings SA	124,500	3,053,581
Hamakyorex Co. Ltd.	95,200	2,383,287
		5,436,868
Building Products - 1.3%
Builders FirstSource, Inc. (a)	64,700	7,021,244
Euro Ceramics Ltd. (a)(d)	5,000	63
Hayward Holdings, Inc. (a)(b)	1,353,752	14,214,396
Masonite International Corp. (a)	160,100	12,670,314
		33,906,017
Commercial Services & Supplies - 0.8%
Civeo Corp.	192,958	3,859,160
CoreCivic, Inc. (a)	278,700	3,539,490
VSE Corp. (b)	225,600	12,137,280
		19,535,930
Construction & Engineering - 0.7%
Boustead Singapore Ltd.	1,438,300	856,058
Bowman Consulting Group Ltd. (a)	79,500	2,112,315
EMCOR Group, Inc.	74,000	15,292,100
		18,260,473
Electrical Equipment - 1.4%
Acuity Brands, Inc.	95,400	15,451,938
AQ Group AB	187,304	7,584,483
GrafTech International Ltd.	1,824,800	6,295,560
nVent Electric PLC	129,400	6,228,022
		35,560,003
Ground Transportation - 0.3%
Stef SA	65,760	7,069,395
Universal Logistics Holdings, Inc.	15,122	338,430
		7,407,825
Machinery - 3.2%
Crane Co.	237,600	23,125,608
Daiwa Industries Ltd.	598,600	5,133,085
EnPro Industries, Inc.	50,100	5,564,106
ESAB Corp.	100,100	6,336,330
Estic Corp.	45,790	286,525
Hillenbrand, Inc.	333,500	12,683,005
Hy-Lok Corp.	17,000	298,189
ITT, Inc.	192,700	17,988,545
JOST Werke AG (c)	113,400	5,195,504
Miller Industries, Inc.	17,500	636,475
TK Group Holdings Ltd.	14,077,000	2,433,719
Tocalo Co. Ltd.	149,700	1,353,103
		81,034,194
Passenger Airlines - 0.2%
Jet2 PLC	423,316	5,155,485
Professional Services - 5.1%
Altech Corp.	35,953	610,990
Barrett Business Services, Inc.	42,300	3,868,758
CACI International, Inc. Class A (a)	82,800	26,890,128
Concentrix Corp.	170,000	12,955,700
E-Credible Co. Ltd.	62,400	637,539
Genpact Ltd.	648,500	21,750,690
KBR, Inc.	383,700	22,312,155
Maximus, Inc.	159,300	11,902,896
Quick Co. Ltd.	93,627	1,256,577
Science Applications International Corp.	83,900	9,165,236
Verra Mobility Corp. (a)	756,900	14,963,913
Will Group, Inc.	102,800	740,622
		127,055,204
Trading Companies & Distributors - 3.7%
AerCap Holdings NV (a)(b)	70,400	4,373,248
Alligo AB (B Shares)	357,987	2,809,389
Beacon Roofing Supply, Inc. (a)	212,700	15,137,859
Core & Main, Inc. (a)(b)	387,100	11,643,968
Ferguson PLC	105,000	15,771,000
Global Industrial Co.	31,294	999,843
Itochu Corp.	224,100	8,072,313
Mitani Shoji Co. Ltd.	1,983,800	18,184,082
Momentum Group Komponenter & Tjanster AB	450,000	3,902,369
Rush Enterprises, Inc. Class A	307,050	10,924,839
Totech Corp.	21,881	694,218
		92,513,128
TOTAL INDUSTRIALS		465,731,515
INFORMATION TECHNOLOGY - 14.1%
Electronic Equipment, Instruments & Components - 7.1%
Advanced Energy Industries, Inc.	226,600	19,773,116
Belden, Inc.	93,500	6,629,150
CDW Corp.	141,200	28,296,480
Crane Nxt Co.	305,400	15,880,800
Daido Signal Co. Ltd.	203,734	555,467
Flex Ltd. (a)	661,100	17,003,492
Insight Enterprises, Inc. (a)	161,300	23,114,290
Jabil, Inc.	118,000	14,490,400
Kingboard Chemical Holdings Ltd.	1,955,000	4,760,966
Methode Electronics, Inc. Class A	441,200	10,090,244
Redington (India) Ltd.	739,442	1,266,483
Riken Keiki Co. Ltd.	25,400	1,040,750
TD SYNNEX Corp.	226,150	20,733,432
Vontier Corp.	457,800	13,532,568
VSTECS Holdings Ltd.	5,320,400	2,690,259
		179,857,897
IT Services - 2.4%
Amdocs Ltd.	261,600	20,969,856
Cognizant Technology Solutions Corp. Class A	425,400	27,425,538
Societe Pour L'Informatique Industrielle SA	54,600	2,593,974
Sopra Steria Group	36,600	6,556,390
TDC Soft, Inc.	146,707	1,529,963
		59,075,721
Semiconductors & Semiconductor Equipment - 1.9%
Micron Technology, Inc.	240,000	16,048,800
MKS Instruments, Inc. (b)	216,900	14,241,654
Renesas Electronics Corp. (a)	515,400	6,770,099
Skyworks Solutions, Inc.	130,300	11,302,222
		48,362,775
Software - 0.1%
Cresco Ltd.	105,600	1,155,917
System Research Co. Ltd.	93,800	2,018,230
		3,174,147
Technology Hardware, Storage & Peripherals - 2.6%
Dell Technologies, Inc.	391,400	26,188,574
MCJ Co. Ltd.	366,800	2,638,897
Seagate Technology Holdings PLC	534,200	36,459,150
		65,286,621
TOTAL INFORMATION TECHNOLOGY		355,757,161
MATERIALS - 6.2%
Chemicals - 4.2%
Axalta Coating Systems Ltd. (a)	578,600	15,176,678
C. Uyemura & Co. Ltd.	86,800	4,712,818
Celanese Corp. Class A	92,000	10,534,920
EcoGreen International Group Ltd. (a)(d)	1,000,000	194,243
Element Solutions, Inc.	647,400	11,802,102
Huntsman Corp.	622,500	14,522,925
LyondellBasell Industries NV Class A	330,400	29,815,296
Soulbrain Co. Ltd.	29,800	5,138,335
Tronox Holdings PLC	1,220,900	13,051,421
		104,948,738
Construction Materials - 0.9%
Eagle Materials, Inc.	85,300	13,128,523
RHI Magnesita NV	139,500	4,350,788
Wienerberger AG	260,200	6,315,786
		23,795,097
Containers & Packaging - 0.8%
Mayr-Melnhof Karton AG	42,800	5,026,821
Packaging Corp. of America	86,700	13,269,435
Silgan Holdings, Inc.	56,700	2,271,402
		20,567,658
Metals & Mining - 0.3%
Warrior Metropolitan Coal, Inc.	129,900	6,330,027
TOTAL MATERIALS		155,641,520
REAL ESTATE - 0.8%
Real Estate Management & Development - 0.8%
Jones Lang LaSalle, Inc. (a)	151,200	19,341,504
UTILITIES - 1.6%
Electric Utilities - 1.6%
PG&E Corp. (a)	2,545,400	41,490,020
TOTAL COMMON STOCKS (Cost $2,178,101,495)		2,486,034,217

Money Market Funds - 4.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (e)	32,844,041	32,850,610
Fidelity Securities Lending Cash Central Fund 5.40% (e)(f)	72,373,848	72,381,085
TOTAL MONEY MARKET FUNDS (Cost $105,231,695)		105,231,695

TOTAL INVESTMENT IN SECURITIES - 102.9% (Cost $2,283,333,190)	2,591,265,912
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(73,746,144)
NET ASSETS - 100.0%	2,517,519,768

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,948,680 or 0.4% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	34,456,604	78,671,274	80,277,268	541,671	-	-	32,850,610	0.1%
Fidelity Securities Lending Cash Central Fund 5.40%	108,612,743	286,259,660	322,491,318	41,977	-	-	72,381,085	0.3%
Total	143,069,347	364,930,934	402,768,586	583,648	-	-	105,231,695

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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